As filed with the Securities and Exchange Commission on May 6, 2024.

File Nos. 333-208873 and 811-23124

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	110 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	114 [X]

Franklin Templeton ETF Trust
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on May 31, 2024 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to the prospectus and statement of additional information (“SAI”) of the Franklin U.S. Low Volatility ETF, a series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

PART A AND PART B

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 110 to the Registration Statement, relating only to the Franklin U.S. Low Volatility ETF, a series of the Registrant (the “Fund”), is being filed for the sole purpose of designating May 31, 2024 as the new date upon which Post-Effective Amendment No. 109, as filed on March 8, 2024 (Accession #0001741773-24-001111), (“PEA 109”) shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 109, are incorporated herein by reference in their entirety into this filing.

FRANKLIN TEMPLETON ETF TRUST

FILE NOS. 333-208873 & 811-23124

PART C

Other Information

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)	Certificate of Trust dated October 9, 2015 Filing: Initial Filing on Form N-1A File No. 333-208873 Filing Date: January 5, 2016

(ii)

Amended and Restated Agreement and Declaration of Trust dated October 19, 2018

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 14, 2019

(b)	By-Laws

(i)	Amended and Restated By-Laws effective as of October 19, 2018 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: June 14, 2019

(c)	Instruments Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust

(a) Article III, Shares

(b) Article V, Shareholders’ Voting Powers and Meetings

(c) Article VI, Net Asset Value; Distributions; Redemptions; Transfers

(d) Article VIII, Certain Transactions: Section 4

(e) Article X, Miscellaneous: Section 4

(ii)	By-Laws
(a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports: Section 1, 2 and 3 (c) Article VII, General Matters: Section 3, 4, 6 and 7 (d) Article VIII, Amendments: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ International Equity Hedged ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(ii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Emerging Markets ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(iii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Global Dividend ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(iv)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Global Equity ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(v)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Low Volatility ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(vi)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty Investment Grade Corporate ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(vii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Equity ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(viii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(ix)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Small Cap Equity ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(x)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Dynamic Municipal Bond ETF and Franklin Advisers, Inc. dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(xi)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Municipal Green Bond ETF and Franklin Advisers, Inc. dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(xii)

Sub-Advisory Agreement on behalf of Franklin Liberty Investment Grade Corporate ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated April 18, 2016

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2016

(xiii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Asia ex Japan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xiv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Australia ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Russia ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xvi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Taiwan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xvii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Brazil ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xviii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE China ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xix)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE India ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xx)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Mexico ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE South Korea ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxiii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Switzerland ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxiv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE United Kingdom ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Canada ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxvi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Europe ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxvii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Germany ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxviii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Hong Kong ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxix)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Europe Hedged ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxx)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan Hedged ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxxi)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty High Yield Corporate ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty International Aggregate Bond ETF and Franklin Templeton Investment Management Limited dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxiii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty Senior Loan ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxiv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Saudi Arabia ETF and Franklin Advisers, Inc. dated September 25, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(xxxv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Latin America ETF and Franklin Advisers, Inc. dated September 25, 2018

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(xxxvi)

Sub-Advisory Agreement on behalf of Franklin Liberty International Aggregate Bond ETF between Franklin Templeton Investment Management Limited and Franklin Advisers, Inc. dated March 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(xxxvii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Core Bond ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxviii)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Emerging Markets ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(xxxiv)

Amendment dated August 1, 2019 to Amended and Restated Investment Management Agreement dated December 1, 2017 between Registrant, on behalf of Franklin LibertyQ U.S. Equity ETF and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 9, 2019

(xl)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Genomic Advancements ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xli)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Intelligent Machines ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xlii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Disruptive Commerce ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xliii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty Ultra Short Bond ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xliv)

Sub-Advisory Agreement on behalf of Franklin Liberty U.S. Treasury Bond ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, dated June 9, 2020

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xlv)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Treasury Bond ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xlvi)

Assignment and Assumption Agreement on behalf of Franklin LibertyQ U.S. Small Cap Equity ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xlvii)

Assignment and Assumption Agreement on behalf of Franklin LibertyQ U.S. Mid Cap Equity ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xlviii)

Assignment and Assumption Agreement on behalf of Franklin LibertyQ U.S. Equity ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xlix)

Assignment and Assumption Agreement on to the Franklin LibertyQ International Equity Hedged ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(l)

Assignment and Assumption Agreement on to the Franklin LibertyQ Global Equity ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(li)

Assignment and Assumption Agreement on to the Franklin LibertyQ Global Dividend ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lii)

Assignment and Assumption Agreement on to the Franklin LibertyQ Emerging Markets ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(liii)

Assignment and Assumption Agreement on to the Franklin FTSE United Kingdom ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(liv)

Assignment and Assumption Agreement on to the Franklin FTSE Taiwan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lv)

Assignment and Assumption Agreement on to the Franklin FTSE Switzerland ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lvi)

Assignment and Assumption Agreement on to the Franklin FTSE South Korea ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lvii)

Assignment and Assumption Agreement on to the Franklin FTSE Saudi Arabia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lviii)

Assignment and Assumption Agreement on to the Franklin FTSE Russia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lix)

Assignment and Assumption Agreement on to the Franklin FTSE Mexico ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lx)

Assignment and Assumption Agreement on to the Franklin FTSE Latin America ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxi)

Assignment and Assumption Agreement on to the Franklin FTSE Japan Hedged ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxii)

Assignment and Assumption Agreement on to the Franklin FTSE Japan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxiii)

Assignment and Assumption Agreement on to the Franklin FTSE India ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxiv)

Assignment and Assumption Agreement on to the Franklin FTSE Hong Kong ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxv)

Assignment and Assumption Agreement on to the Franklin FTSE Germany ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxvi)

Assignment and Assumption Agreement on to the Franklin FTSE Europe Hedged ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxvii)

Assignment and Assumption Agreement on to the Franklin FTSE Europe ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxviii)

Assignment and Assumption Agreement on to the Franklin FTSE China ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxix)

Assignment and Assumption Agreement on to the Franklin FTSE Canada ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxx)

Assignment and Assumption Agreement on to the Franklin FTSE Brazil ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxxi)

Assignment and Assumption Agreement on to the Franklin FTSE Australia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxxii)

Assignment and Assumption Agreement on to the Franklin FTSE Asia ex Japan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxxiii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Exponential Data ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(lxxiv)

Amendment to the Investment Management Agreement dated May 14, 2020, on behalf of each Franklin Templeton ETF Trust funds listed in Schedule A

Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(lxxv)

Amendment to Sub-advisory Agreement dated May 14, 2020, on behalf of each Franklin Templeton ETF Trust funds listed in Schedule A

Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(lxxvi)

Sub-Advisory Agreement on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF between Franklin Advisers, Inc. and Brandywine Global Investment Management, LLC dated June 30, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxvii)

Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and Franklin Advisers, Inc. dated June 30, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxviii)

Sub-Advisory Agreement on behalf of Martin Currie Sustainable International Equity ETF between Franklin Advisers, Inc. and Martin Currie Inc. dated June 30, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxix)

Investment Management Agreement between Registrant, on behalf of Martin Currie Sustainable International Equity ETF and Franklin Advisers, Inc. dated June 30, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxx)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty Systematic Style Premia ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(lxxxi)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ International Equity Hedged ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(lxxxi)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Global Dividend ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(lxxxiii)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Equity Index ETF (formerly, Franklin LibertyQ Global Equity ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(lxxxiv)

Commodity Trading Adviser Exemption agreement on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF between Franklin Advisers, Inc. and Brandywine Global Investment Management, LLC dated September 9, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxxv)

Investment Management Agreement between Registrant, on behalf of Clearbridge Sustainable Infrastructure ETF and Franklin Advisers, Inc. dated December 5, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(lxxxvi)

Sub-Advisory Agreement on behalf of Clearbridge Sustainable Infrastructure ETF between Franklin Advisers, Inc., and Clearbridge Investments (North America) PTY Limited dated December 5, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(lxxxvii)

Investment Management Agreement between Registrant, on behalf of Franklin Focused Growth ETF and Franklin Advisers, Inc. dated November 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(lxxxviii)

Amendment to Sub-Advisory Agreement on behalf of Franklin Liberty Investment Grade Corporate ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated October 15, 2019

Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: March 9, 2023

(lxxxix)

Investment Management Agreement between Registrant, on behalf of Franklin Income Focus ETF and Franklin Advisers, Inc. dated June 1, 2023

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2023

(xc)

Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL-U.S. Fixed Income ETF and Franklin Advisers, Inc. dated July 1, 2023

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 21, 2023

(xci)

Sub-Advisory Agreement on behalf of BrandywineGLOBAL-U.S. Fixed Income ETF between Franklin Advisers, Inc., and BrandywineGlobal Investment Management, LLC, dated July 1, 2023

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 21, 2023

(xcii)

Amendment to Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and Franklin Advisers, Inc. dated February 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(xciii)

Amendment to Investment Management Agreement between Registrant, on behalf of Martin Currie Sustainable International Equity ETF and Franklin Advisers, Inc. dated February 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(xciv)

Sub-Advisory Agreement on behalf of Franklin U.S. Core Bond ETF between Franklin Advisers, Inc., and Franklin Templeton Institutional, LLC, dated March 31, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(xcv)

Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Franklin Advisers, Inc. and Western Asset Management Company, LLC dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcvi)

Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company, LTD, dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcvii)

Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company PTE. LTD, dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcviii)

Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company Limited, dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcix)

Investment Management Agreement between Registrant, on behalf of Western Asset Bond ETF and Franklin Advisers, Inc. dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(c)

Sub-Advisory Agreement on behalf of Franklin FTSE Hong Kong ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(ci)

Sub-Advisory Agreement on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cii)

Sub-Advisory Agreement on behalf of Franklin FTSE Asia ex Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(ciii)

Sub-Advisory Agreement on behalf of Franklin FTSE Australia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(civ)

Sub-Advisory Agreement on behalf of Franklin FTSE Brazil ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cv)

Sub-Advisory Agreement on behalf of Franklin FTSE Canada ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cvi)

Sub-Advisory Agreement on behalf of Franklin FTSE China ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cvii)

Sub-Advisory Agreement on behalf of Franklin FTSE Europe ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cviii)

Sub-Advisory Agreement on behalf of Franklin FTSE Eurozone ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cix)

Sub-Advisory Agreement on behalf of Franklin FTSE Germany ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cx)

Sub-Advisory Agreement on behalf of Franklin FTSE India ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxi)

Sub-Advisory Agreement on behalf of Franklin FTSE Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxii)

Sub-Advisory Agreement on behalf of Franklin FTSE Japan Hedged ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxiii)

Sub-Advisory Agreement on behalf of Franklin FTSE Latin America ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxiv)

Sub-Advisory Agreement on behalf of Franklin FTSE Mexico ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxv)

Sub-Advisory Agreement on behalf of Franklin FTSE Russia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxvi)

Sub-Advisory Agreement on behalf of Franklin FTSE Saudi Arabia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxvii)

Sub-Advisory Agreement on behalf of Franklin FTSE South Korea ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxviii)

Sub-Advisory Agreement on behalf of Franklin FTSE Switzerland ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxix)

Sub-Advisory Agreement on behalf of Franklin FTSE Taiwan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxx)

Sub-Advisory Agreement on behalf of Franklin FTSE United Kingdom ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxi)

Sub-Advisory Agreement on behalf of Franklin International Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxii)

Sub-Advisory Agreement on behalf of Franklin U.S. Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxiii)

Sub-Advisory Agreement on behalf of Franklin U.S. Equity Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxiv)

Sub-Advisory Agreement on behalf of Franklin U.S. Large Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxv)

Sub-Advisory Agreement on behalf of Franklin U.S. Mid Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxvi)

Sub-Advisory Agreement on behalf of Franklin U.S. Small Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(e) Underwriting Contracts

(i)

Distribution Agreement, between the Registrant and Franklin Distributors, LLC with Exhibit A dated June 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(ii) Form of Authorized Participant Agreement Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: May 17, 2016

(iii)

Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated July 7, 2021

Filing: Pre-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2023

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016

Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 17, 2016

(ii)

Amended and Restated Appendix A dated December 1, 2022 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(iii)

Amendment to State Street Fund Connect Agreement dated April 16, 2016, as amended September 13, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(iv)

Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2019 with Appendix A

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(v)

Joinder and Amendment to the State Street Fund Connect Agreement dated September 20, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(vi)

Amended and Restated Appendix A dated October 31, 2023 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(h) Other Material Contracts

(i)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated February 1, 2019 with an Exhibit A dated May 2020

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(ii)

Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 with Schedule A dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(iii)

Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(iv)

Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017 with an updated Annex 1 dated December 15, 2020

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(v)

Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016 with Schedule A dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(vi)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated April 18, 2016

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(vii)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated February 16, 2017

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(viii)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated August 29, 2017 with revised Exhibit A as of September 1, 2018

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(ix)

Sub-Contract for Fund Administrative Services between Franklin Templeton Investment Management Limited and Franklin Templeton Services, LLC dated February 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(x)

Sub-Contract for Fund Administrative Services between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC dated February 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(xi)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin Liberty Core U.S. Bond ETF

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 10, 2020

(xii)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated December 18, 2019 on behalf of Franklin Liberty Systematic Style Premia ETF

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xiii)

Transfer Agency and Service Agreement on behalf of Franklin Liberty Systematic Style Premia ETF between Registrant and State Street Bank and Trust Company dated December 17, 2019 with a Schedule A

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xiv)

Sub-Contract for Administration and Accounting Services on behalf of Franklin Liberty Systematic Style Premia ETF between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated December 17, 2019

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xv)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin Liberty U.S. Core Bond ETF

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xvi)	Fee Waiver and/or Expense Reimbursement Agreement dated June 1, 2020 Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: July 29, 2021

(xvii)	Form of Rule 12d1-4 Fund of Funds Investment Agreement Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: May 3, 2022

(xviii)

Fee waiver of Acquired Fund Fees and Expenses for Funds with a Unitary Fee Arrangement dated July 30, 2021

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(xix)

Amended and Restated Schedule A in the Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated October 31, 2023

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(xx)

Amended and Restated Schedule A in the Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company dated October 31, 2023

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(xxi)

Amendment to Co-Transfer Agency and Registrar Service Agreement on behalf of series identified on Schedule 1 between the Registrant and Equiniti Trust Company, LLC dated November 6, 2023

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(i) Legal Opinion

(i)

Opinion and Consent of Counsel dated May 13, 2016 with respect to Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ Global Equity ETF

Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 17, 2016

(ii)

Opinion and Consent of Counsel dated September 14, 2016 with respect to Franklin Liberty U.S. Low Volatility ETF and Franklin Liberty Investment Grade Corporate ETF

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2016

(iii)

Opinion and Consent of Counsel dated April 21, 2017 with respect to Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 21, 2017

(iv)

Opinion and Consent of Counsel dated August 30, 2017 with respect to Franklin Dynamic Municipal Bond ETF (formerly, Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF and Franklin Liberty Intermediate Municipal Opportunities ETF) and Franklin Municipal Green Bond ETF (formerly, Franklin Liberty Federal Tax-Free Bond ETF and Franklin Liberty Municipal Bond ETF)

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 30, 2017

(v)

Opinion and Consent of Counsel dated October 30, 2017 with respect to FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF and Franklin FTSE Japan Hedged ETF

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(vi)

Opinion and Consent of Counsel dated May 23, 2018 with respect to Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 23, 2018

(vii)

Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE Saudi Arabia ETF

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(viii)

Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE Latin America ETF

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(ix)

Opinion and Consent of Counsel dated September 9, 2019 with respect to Franklin Liberty U.S. Core Bond ETF

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 6, 2019

(x)

Opinion and Consent of Counsel dated December 6, 2019 with respect to Franklin Liberty Systematic Style Premia ETF

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 6, 2019

(xi)

Opinion and Consent of Counsel dated January 24, 2020 with respect to Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machines ETF

Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 24, 2020

(xii)

Opinion and Consent of Counsel dated March 10, 2020 with respect to Franklin Liberty Ultra Short Bond ETF

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: March 10, 2020

(xiii)

Opinion and Consent of Counsel dated June 1, 2020 with respect to Franklin Liberty U.S. Treasury Bond ETF

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xiv)

Opinion and Consent of Counsel dated January 11, 2021 with respect to Franklin Exponential Data ETF

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xv)

Opinion and Consent of Counsel dated April 6, 2022 with respect to BrandywineGLOBAL – Dynamic US Large Cap Value ETF

Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(xvi)

Opinion and Consent of Counsel dated April 6, 2022 with respect to Martin Currie Sustainable International Equity ETF

Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(xvii)

Opinion and Consent of Counsel dated April 7, 2023 with respect to Franklin Focused Growth ETF

Filing: Post-Effective Amendment No. 94 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2023

(xviii)

Opinion and Consent of Counsel dated December 12, 2023 with respect to ClearBridge Sustainable Infrastructure ETF

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 14, 2023

(xix)

Opinion and Consent of Counsel dated June 1, 2023 with respect to Franklin Income Focus ETF

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2023

(xx)

Opinion and Consent of Counsel dated July 21, 2023 with respect to BrandywineGLOBAL – U.S. Fixed Income ETF

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 21, 2023

(xxi)

Opinion and Consent of Counsel dated September 15, 2023 with respect to Western Asset Bond ETF

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

Not Applicable

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Distribution Plan pursuant to Rule 12b-1 dated April 18, 2016 with an Exhibit A dated June 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(n)	Rule 18f-3 Plan

Not Applicable

(p)	Code of Ethics

(i)	Code of Ethics dated January 1, 2023 Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: January 20, 2023

(q)	Power of Attorney

(i)	Power of Attorney dated January 2, 2024 Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: January 26, 2024

Item 29. Persons Controlled by or Under Common Control with the Registrant

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

(a)  Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers, Registrant’s investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly owned subsidiary of Resources. FT Institutional serves as sub-adviser to Franklin Liberty Investment Grade Corporate ETF. The officers of FT Institutional also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which set forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c) Franklin Templeton Investment Management Limited (FTIML)

FTIML is an indirect, wholly owned subsidiary of Resources. The officers of FTIML also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTIML (SEC File 801-55170), incorporated herein by reference, which set forth the officers of FTIML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(d) Franklin Advisory Services, LLC (Advisory Services)

Advisory Services is an indirect wholly owned subsidiary of Resources. Advisory Services serves as adviser Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi

Arabia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin Emerging Market Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Emerging Markets ETF), Franklin U.S. Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Global Dividend ETF), Franklin U.S. Equity Index ETF (formerly, Franklin LibertyQ Global Equity ETF), Franklin International Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ International Equity Hedged ETF), Franklin U.S. Large Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Equity ETF), Franklin U.S. Mid Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Mid Cap Equity ETF) and Franklin U.S. Small Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Small Cap Equity ETF). The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967), incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(e) BrandywineGlobal Investment Management, LLC (Brandywine Global)

Brandywine Global is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Brandywine Global have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of Brandywine Global are listed in Schedules A and D of Form ADV filed by Brandywine Global pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-27797). Brandywine Global is located at 1735 Market Street, Suite 1800, Philadelphia, PA 19103.

(f) Martin Currie, Inc (Martin Currie)

Martin Currie is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Martin Currie have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of Martin Currie are listed in Schedules A and D of Form ADV filed by Martin Currie pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-14261). Martin Currie is located at Saltire Court, 20 Castle Terrace, Edinburgh, EH1 2ES.

(g) ClearBridge Investments, LLC (ClearBridge)

ClearBridge is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. With the exception of Matthew Nicholls, who served as Managing Director of Citigroup, Inc. from 1995 to 2019, during the last two fiscal years, the directors and officers of ClearBridge have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of ClearBridge are listed in Schedules A and D of Form ADV filed by ClearBridge pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-64710). ClearBridge is located at 620 Eighth Avenue, New York, New York 10018.

(h) Western Asset Management Company, LLC (Western Asset)

Western Asset is an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. With the exception of Andrew Bowden, who joined Western Asset in 2021 and previously served as Executive Vice President, General Counsel and Secretary of Jackson Financial, Inc. and Courtney Hoffman, who joined Western Asset in 2022 and previously served as Deputy General Counsel of Jackson Financial, Inc., during the last two fiscal years, the directors and officers of Western Asset have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries and/or other Resources affiliated investment companies. The names and titles of the officers and directors of Western Asset are listed in Schedules A and D of Form ADV filed by Western Asset pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-8162). Western Asset is located at 385 E. Colorado Blvd, Pasadena, CA 91101.

(i) Western Asset Management Company Limited (WAMCL)

WAMCL is an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of WAMCL have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries and/or other Resources affiliated investment companies. The names and titles of the officers and directors of WAMCL are listed in Schedules A and D of Form ADV filed by WAMCL pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-21068). WAMCL is located at 10 Exchange Square, Primrose Street, London, EC2A 2EN United Kingdom.

(j) Western Asset Management Company Ltd (Western Japan)

Western Japan is an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. With the exception of Courtney Hoffman, who joined Western Asset in 2022 and previously served as Deputy General Counsel of Jackson Financial, Inc., during the last two fiscal years, the directors and officers of Western Japan have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries and/or other Resources affiliated investment companies. The names and titles of the officers and directors of Western Japan are listed in Schedules A and D of Form ADV filed by Western Japan pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-68224). Western Japan is located at 5-1 Marunouchi 1-Chome, Chiyoda-Ku, Tokyo, 100-6536, Japan.

(k) Western Asset Management Company Pte. Ltd. (Western Singapore)

Western Singapore is an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Western Singapore have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries and/or other Resources affiliated investment companies. The names and titles of the officers and directors of Western Singapore are listed in Schedules A and D of Form ADV filed by Western Singapore pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-67298). Western Singapore is located at 1 George Street #23-01, Singapore, 049145.

Item 32. Principal Underwriters

(a) Franklin Distributors, LLC (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin ETF Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin Templeton Trust

Franklin U.S. Government Money Fund

Franklin Templeton Variable Insurance Products Trust

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

Legg Mason ETF Investment Trust II

Legg Mason ETF Investment Trust

Legg Mason Global Asset Management Trust

Legg Mason Partners Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Investment Trust

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Money Market Trust

Western Asset Funds, Inc.

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906.

BrandywineGlobal Investment Management, LLC 1735 Market Street, Philadelphia, PA 19103

Martin Currie, Inc. Saltire Court, 20 Castle Terrace, Edinburgh United Kingdom, EH1 2ES

Clearbridge Investments 620 Eighth Avenue, New York, New York 10018.

Western Asset Management Company, LLC 385 East Colorado Boulevard, Pasadena, CA 91101.

Western Asset Management Company Limited 10 Exchange Square, Primrose Street London EC2A2EN, United Kingdom.

Western Asset Management Company Ltd 5-1 Marunouchi, 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan.

Western Asset Management Company Pte. Ltd. 1 George Street, #23-01, Singapore 049145.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Stamford and the State of Connecticut, on the 3rd day of May, 2024.

FRANKLIN TEMPLETON ETF TRUST

(Registrant)

By:	/s/ Harris Goldblat
Harris Goldblat
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Patrick O’Connor*
Patrick O’Connor	President and Chief Executive Officer – Investment Management	May 3, 2024

Christopher Kings*
Christopher Kings	Chief Executive Officer – Finance and Administration	May 3, 2024

Vivek Pai*
Vivek Pai	Chief Financial Officer, Chief Accounting Officer and Treasurer	May 3, 2024

Jennifer M. Johnson*
Jennifer M. Johnson	Trustee	May 3, 2024

Rohit Bhagat*
Rohit Bhagat	Trustee	May 3, 2024

Deborah D. McWhinney*
Deborah D. McWhinney	Trustee	May 3, 2024

Anantha K. Pradeep*
Anantha K. Pradeep	Trustee	May 3, 2024

* By: /s/ Harris Goldblat

Harris Goldblat

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

FRANKLIN TEMPLETON ETF TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

None